SOUND SHORE FUND, INC.
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

May 1, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Sound Shore Fund, Inc. (the "Fund" or "Registrant")
File No.: 002-96141/811-04244
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Maryland corporation, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for Sound Shore Fund, Inc., dated May 1, 2018 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 25, 2018 (accession number 0001398344-18-006006).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or gino.malaspina@atlanticfundservices.com.

Sincerely,

/s/ Gino Malaspina
Gino Malaspina, Esq.
Assistant Secretary to the Registrant